Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Expected Credit Loss Allowance

The movement in the expected credit loss allowance during the year was as follows:

	2025	2024
Balance, January 1,	$139	$338
Impairment loss recognized	3,006	780
Amounts written-off as uncollectible	(19)	(680)
Impairment loss reversed	(172)	(301)
Effect of movement in exchange rates	(126)	2
Balance, December 31,	$2,828	$139

Summary of Aging of Trade Receivables

The aging of trade receivables at December 31 was as follows:

	2025		2024
	Gross	Provision for Impairment	Gross	Provision for Impairment
Not past due	$197,310	$4	$194,649	$—
Past due 0 – 30 days	44,565	25	58,141	1
Past due 31 – 120 days	9,814	2,284	9,283	112
Past due more than 120 days	3,340	515	1,276	26
	$255,029	$2,828	$263,349	$139

Summary of Financial Instruments were Denominated in U S Dollars

The following financial instruments were denominated in U.S. dollars:

		2025				2024
		Canadian Operations		Foreign Operations		Canadian Operations		Foreign Operations
Cash	US	$13,257	US	$21,939	US	$3,084	US	$27,474
Accounts receivable		28		91,757		2		113,400
Accounts payable and accrued liabilities		(15,034)		(68,643)		(20,695)		(98,523)
Long-term liabilities, excluding long-term incentive plans (1)		—		(4,884)		—		(5,197)
Net foreign currency exposure	US	$(1,749)	US	$40,169	US	$(17,609)	US	$37,154
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on net earnings		$(17)		$—		$(176)		$—
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on comprehensive income (loss)		$—		$402		$—		$372

(1) Excludes U.S. dollar long-term debt that has been designated as a hedge of the Corporation’s net investment in certain self-sustaining foreign operations.

Summary of Contractual Maturities of Financial Liabilities and Other Contractual Commitments	The following are the contractual maturities of the Corporation’s financial liabilities and other contractual commitments as of December 31, 2025:

	2026	2027	2028	2029	2030	Thereafter	Total
Accounts payable and accrued liabilities (1)	$257,378	$—	$—	$—	$—	$—	$257,378
Share-based compensation	18,855	20,236	16,240	—	—	—	55,331
Long-term debt	—	—	137,809	549,044	—	—	686,853
Interest on long-term debt (2)	45,058	45,093	43,869	1,573	—	—	135,593
Commitments(3)	151,958	39,397	13,512	7,200	6,054	28,753	246,874
Total	$473,249	$104,726	$211,430	$557,817	$6,054	$28,753	$1,382,029

(1) Excludes the current portion of share-based compensation.

(2) Excludes amortization of long-term debt issue costs.

(3) Includes both capital commitments and lease obligations.